Commitments and Contingent Liabilities (Narrative) (Details) $ in Thousands						6 Months Ended
	Jul. 01, 2026 USD ($)	Apr. 16, 2026 USD ($)	Mar. 16, 2025 USD ($)	Mar. 20, 2022 USD ($)	Jan. 06, 2015 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Operating Leased Asset [Line Items]
Guarantor Obligations, Current Carrying Value						$ 11,490		$ 14,102
Income from OCS grants						738	$ 826
Damages sought by plaintiff	$ 1	$ 560,000	$ 286	$ 52,099	$ 75,000
Accrued unpaid royalties						2,976
Maximum future royalties commitment						10,201
Litigation settlement, loss						$ 1,162
Minimum [Member]
Operating Leased Asset [Line Items]
Royalties calculation rate						0.03
Maximum [Member]
Operating Leased Asset [Line Items]
Royalties calculation rate						0.04